Fair Value Measurements	6 Months Ended
Jun. 30, 2018
Disclosure of fair value measurement of assets [abstract]
Fair values

12. Fair values

The carrying values of financial instruments such as cash and cash equivalents, restricted cash, trade receivables and trade payables approximate their fair value due to the short-term nature of these financial instruments. The fair values of the credit and loan facilities as of June 30, 2018 and December 31, 2017, was $39,234 and $41,219 respectively while their carrying value measured at amortised cost as of June 30, 2018 and December 31, 2017, was $39,333 and $41,538 respectively.

Fair value measurement

The following table provides the fair value measurement hierarchy of the Company’s liabilities

As at June 30, 2018 and December 31, 2017, the Company held the following liabilities measured at or disclose their fair value:

	June 30, 2018	Level 1	Level 2	Level 3
Liabilities for which fair values are disclosed
Long term borrowings	39,234	-	39,234	-

	December 31, 2017	Level 1	Level 2	Level 3
Liabilities for which fair values are disclosed
Long term borrowings	41,219	-	41,219	-

There have been no transfers between Level 1 and Level 2 during the period.